Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2014
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Optical Cable Corporation and its wholly owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents
All of the Company’s bank accounts are insured by the Federal Deposit Insurance Corporation (FDIC). As of October 31, 2014 and 2013, the Company had bank deposits in excess of the insured limit totaling $567,547 and $405,232, respectively.
For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of October 31, 2014 and 2013, the Company had no cash equivalents.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Trade Accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable are recorded at the invoiced amount and do not typically bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company reviews outstanding trade accounts receivable at the end of each quarter and records allowances for doubtful accounts as deemed appropriate for (i) certain individual customers and (ii) for all other trade accounts receivable in total. In determining the amount of allowance for doubtful accounts to be recorded for individual customers, the Company considers the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management’s judgment as to the overall collectibility of the receivable from that customer. In addition, the Company establishes an allowance for all other receivables for which no specific allowances are deemed necessary. This portion of the allowance for doubtful accounts is based on a percentage of total trade accounts receivable with different percentages used based on different age categories of receivables. The percentages used are based on the Company’s historical experience and management’s current judgment regarding the state of the economy and the industry. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]
Inventories
Inventories are stated at the lower of cost or market, or net realizable value. The determination of cost includes raw materials, direct labor and manufacturing overhead. The cost of optical fibers, included in raw materials, is determined using specific identification for optical fibers. The cost of other raw materials and production supplies is generally determined using the first-in, first-out basis. The cost of work in process and finished goods inventories is determined either as average cost or standard cost, depending upon the product type. A standard cost system is used to estimate the actual costs of inventory for certain product types. Actual costs and production cost levels may vary from the standards established and such variances are charged to cost of goods sold or capitalized to inventory. Also see note 3.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using both straight-line and declining balance methods over the estimated useful lives of the assets. Estimated useful lives are thirty to thirty-nine years for buildings and three to seven years for building improvements, machinery and equipment and furniture and fixtures. Also see note 4.

Patents and Trademarks [Policy Text Block]
Patents and Trademarks
The Company records legal fees associated with patent and trademark applications as intangible assets. Such intangible assets are not amortized until such time that the patent and/or trademark is granted. The Company estimates the useful life of patents and trademarks based on the period over which the intangible asset is expected to contribute directly or indirectly to future cash flows. If patents and/or trademarks are not granted, the capitalized legal fees are expensed during the period in which such notification is received. If the Company decides to abandon a patent or trademark application, the capitalized legal fees are expensed during the period in which the Company’s decision is made.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company recognizes revenue when products are shipped or delivered to the customer and the customer takes ownership and assumes risk of loss (based on shipping terms), collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and sales price is fixed or determinable. Customers generally do not have the right of return unless a product is defective or damaged and is within the parameters of the product warranty in effect for the sale.

The Company recognizes royalty income, net of related expenses, on an accrual basis and estimates royalty income earned based on historical experience.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs
Shipping and handling costs include the costs incurred to physically move finished goods from the Company’s warehouse to the customers’ designated location. All amounts billed to a customer in a sales transaction related to shipping and handling are classified as sales revenue. Shipping and handling costs of approximately $2.2 million, $2.2 million and $2.6 million are included in selling, general and administrative expenses for the fiscal years ended October 31, 2014, 2013 and 2012, respectively.

Research and Development Expense, Policy [Policy Text Block]
Research and Development
Research and development costs are expensed as incurred. Research and development costs totaled approximately $1.4 million, $1.4 million and $1.3 million for the fiscal years ended October 31, 2014, 2013 and 2012, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Advertising Costs, Policy [Policy Text Block]
Advertising
Advertising costs are expensed as incurred. Advertising costs totaled approximately $522,000, $546,000 and $741,000 for the fiscal years ended October 31, 2014, 2013 and 2012, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Income Tax, Policy [Policy Text Block]
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of income tax expense. Also see note 12.

Long-Lived and Intangible Assets [Policy Text Block]
Long-Lived Assets
Long-lived assets, such as property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. When applicable, assets to be disposed of are reported separately in the consolidated balance sheet at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Incentive Plans and Other Share-Based Compensation
The Company recognizes the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards. Also see note 10.

Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) Per Share
Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. In the case of basic net loss per share, the calculation excludes common shares outstanding issued as share-based compensation and still subject to vesting requirements, as these shares are considered dilutive. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income (loss) of the Company, and includes all common shares outstanding issued as share-based compensation and still subject to vesting requirements in the calculation of diluted net income, but not in the calculation of diluted net loss. Also see note 14.

Commitments and Contingencies, Policy [Policy Text Block]
Commitments and Contingencies
Liabilities for loss contingencies arising from product warranties and defects, claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification, Policy [Policy Text Block]
Reclassifications
Certain reclassifications have been made to the prior fiscal year’s notes to the consolidated financial statements to place them on a basis comparable with the current fiscal year’s notes to the consolidated financial statements.